UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicole Trudeau, Esq.
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number – (360) 734-9900
Date of fiscal year end: May 31, 2019
Date of reporting period: August 31, 2018

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stocks – 97.0%	Number of Shares	Market Value	Percentage of Assets

Consumer Discretionary

Apparel, Footwear & Accessory Design
Nike, Class B	400,000	$32,880,000	2.4%

Automotive Retailers
Genuine Parts	382,000	38,142,700	2.7%

Home Improvement
Stanley Black & Decker	100,000	14,053,000	1.0%

		85,075,700	6.1%

Consumer Staples

Beverages
PepsiCo	250,000	28,002,500	2.0%

Household Products
Colgate-Palmolive	524,000	34,798,840	2.5%
Kimberly-Clark	230,000	26,574,200	1.9%
Procter & Gamble	40,000	3,318,000	0.2%
Unilever ADR	325,000	18,482,750	1.3%
		83,173,790	5.9%

Packaged Food
General Mills	500,000	23,005,000	1.6%
JM Smucker	185,000	19,125,300	1.4%
McCormick & Co	350,000	43,708,000	3.1%
		85,838,300	6.1%

		197,014,590	14.0%

Health Care

Large Pharma
AbbVie	380,000	36,472,400	2.6%
Bristol-Myers Squibb	650,000	39,357,500	2.8%
Eli Lilly	620,000	65,503,000	4.7%
GlaxoSmithKline ADR	381,107	15,434,833	1.1%
Johnson & Johnson	230,000	30,978,700	2.2%
Novartis ADR	235,400	19,540,554	1.4%
Pfizer	1,150,000	47,748,000	3.4%
		255,034,987	18.2%

Life Science Equipment
Abbott Laboratories	350,000	23,394,000	1.7%

		278,428,987	19.9%

Industrials

Aircraft & Parts
United Technologies	160,000	21,072,000	1.5%

Commercial & Residential Building Equipment & Systems
Honeywell International	300,000	47,718,000	3.4%
Johnson Controls International	500,000	18,885,000	1.4%
		66,603,000	4.8%

Flow Control Equipment
Parker Hannifin	275,000	48,290,000	3.4%

Industrial Distribution & Rental
W.W. Grainger	80,000	28,325,600	2.0%

Industrial Machinery
Illinois Tool Works	300,000	41,664,000	3.0%

Measurement Instruments
Rockwell Automation	300,000	54,288,000	3.9%

Rail Freight
Canadian National Railway	534,000	47,477,940	3.4%

		307,720,540	22.0%

Materials

Agricultural Chemicals
Nutrien	170,000	9,627,100	0.7%

Basic & Diversified Chemicals
Air Products & Chemicals	200,000	33,258,000	2.4%
Methanex	300,000	21,870,000	1.5%
Praxair	220,000	34,801,800	2.5%
		89,929,800	6.4%

Containers & Packaging
3M	260,000	54,839,200	3.9%

Non Wood Building Materials
Carlisle	330,000	41,847,300	3.0%

Specialty Chemicals
DowDuPont	641,000	44,953,330	3.2%
PPG Industries	400,000	44,216,000	3.2%
RPM International	180,000	12,150,000	0.8%
		101,319,330	7.2%

		297,562,730	21.2%

Technology

Communications Equipment
Cisco Systems	150,000	7,165,500	0.5%

Infrastructure Software
Microsoft	550,000	61,781,500	4.4%

Semiconductor Devices
Intel	900,000	43,587,000	3.1%
Microchip Technology	504,000	43,359,120	3.1%
		86,946,120	6.2%

Semiconductor Manufacturing
Taiwan Semiconductor ADR	850,048	37,062,093	2.7%

		192,955,213	13.8%

Total investments	(Cost = $522,366,256)	1,358,757,760	97.0%
Other assets (net of liabilities)		42,709,302	3.0%
Total net assets		$1,401,467,062	100.0%
ADR: American Depository Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks – 97.9%	Number of Shares	Market Value	Percentage of Assets

Communications

Internet Media
Alphabet, Class A¹	55,000	$67,749,000	3.6%

		67,749,000	3.6%

Consumer Discretionary

Home & Office Product Wholesalers
Fastenal	600,000	35,016,000	1.9%

Home Products Stores
Lowe's	400,000	43,500,000	2.3%

Specialty Apparel Stores
TJX Companies	700,000	76,979,000	4.1%

		155,495,000	8.3%

Consumer Staples

Beverages
PepsiCo	235,000	26,322,350	1.4%

Household Products
Church & Dwight	1,200,000	67,896,000	3.6%
Clorox	250,000	36,245,000	1.9%
Estee Lauder, Class A	458,594	64,258,191	3.4%
		168,399,191	8.9%

		194,721,541	10.3%

Health Care

Biotech
Amgen	355,000	70,932,550	3.8%
Celgene¹	200,000	18,890,000	1.0%
		89,822,550	4.8%

Large Pharma
Eli Lilly	350,000	36,977,500	2.0%
Johnson & Johnson	420,000	56,569,800	3.0%
Novo Nordisk ADR	1,002,195	49,277,928	2.6%
		142,825,228	7.6%

Life Science Equipment
Agilent Technologies	900,000	60,786,000	3.2%

Medical Devices
Stryker	300,000	50,829,000	2.7%

Medical Equipment
Dentsply Sirona	215,000	8,582,800	0.5%

		352,845,578	18.8%

Industrials

Aircraft & Parts
Harris	390,000	63,378,900	3.3%

Building Sub Contractors
EMCOR Group	682,750	54,688,275	2.9%

Measurement Instruments
Keysight Technologies¹	500,000	32,445,000	1.7%
Trimble¹	1,500,000	63,150,000	3.4%
		95,595,000	5.1%

Metalworking Machinery
Lincoln Electric Holdings	360,000	33,897,600	1.8%

Rail Freight
Norfolk Southern	300,000	52,152,000	2.8%
Union Pacific	300,000	45,186,000	2.4%
		97,338,000	5.2%

		344,897,775	18.3%

Technology

Application Software
Adobe Systems¹	450,000	118,579,500	6.3%
Intuit	450,000	98,761,500	5.2%
SAP ADR	316,379	37,883,222	2.0%
		255,224,222	13.5%

Communications Equipment
Apple	504,000	114,725,520	6.1%
Cisco Systems	1,500,000	71,655,000	3.8%
		186,380,520	9.9%

Information Services
Gartner¹	180,000	26,956,800	1.4%

Infrastructure Software
Oracle	650,000	31,577,000	1.7%

IT Services
Convergys	351,033	8,681,046	0.5%

Semiconductor Devices
Qualcomm	800,000	54,968,000	2.9%
Xilinx	600,000	46,698,000	2.5%
		101,666,000	5.4%

Semiconductor Manufacturing
ASML	308,000	63,155,400	3.4%
Taiwan Semiconductor ADR	1,222,471	53,299,736	2.8%
		116,455,136	6.2%

		726,940,724	38.6%

Total investments	(Cost = $489,723,139)	1,842,649,618	97.9%
Other assets (net of liabilities)		39,618,944	2.1%
Total net assets		$1,882,268,562	100.0%
¹ Non-income producing ADR: American Depository Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks – 82.2%	Number of Shares	Market Value	Country¹	Percentage of Assets

Communications

Entertainment Content
Naspers ADR	15,600	$702,156	South Africa	2.4%

Internet Media
Baidu ADR²	3,500	792,680	China³	2.7%

Telecom Carriers
Advanced Info Service	99,000	611,109	Thailand	2.1%
Telekomunikasi Indonesia ADR	30,000	710,100	Indonesia	2.4%
		1,321,209		4.5%

		2,816,045		9.6%

Consumer Discretionary

Airlines
Bangkok Airways Public Company NVDR	1,140,000	452,726	Thailand	1.5%
Copa Holdings, Class A	4,000	319,760	Panama	1.1%
		772,486		2.6%

Apparel, Footwear & Accessory Design
Samsonite International	259,800	1,050,027	Hong Kong³	3.6%
VF	12,000	1,105,560	United States	3.8%
		2,155,587		7.4%

Automobiles
Ford Otomotiv Sanayi	52,500	530,934	Turkey	1.8%

Home Improvement
Techtronic Industries	140,000	857,104	Hong Kong	2.9%

		4,316,111		14.7%

Consumer Staples

Food & Drug Stores
Clicks Group	98,000	1,357,521	South Africa	4.6%

Household Products
Colgate-Palmolive	8,000	531,280	United States	1.8%
Unilever ADR	14,700	835,989	United Kingdom	2.9%
		1,367,269		4.7%

Packaged Food
Indofood CBP Sukses Makmur	800,000	471,031	Indonesia	1.6%
M. Dias Branco	30,000	310,083	Brazil	1.1%
		781,114		2.7%

		3,505,904		12.0%

Financials

Islamic Banking
BIMB Holdings	531,000	510,083	Malaysia	1.7%

Real Estate Owners & Developers
SM Prime Holdings	1,610,000	1,175,115	Philippines	4.0%

		1,685,198		5.7%

Health Care

Generic Pharma
Aspen Pharmacare Holdings	28,000	556,710	South Africa	1.9%

Health Care Facilities
Bangkok Dusit Medical Services NVDR	380,000	304,883	Thailand	1.0%
IHH Healthcare	300,000	406,638	Malaysia	1.4%
KPJ Healthcare	2,535,992	679,547	Malaysia	2.3%
		1,391,068		4.7%

Specialty Pharma
Genomma Lab Internacional, Class B²	273,500	236,920	Mexico	0.8%

		2,184,698		7.4%

Industrials

Logistics Services
Kerry Logistics Network	400,000	595,234	China³	2.0%

Rail Freight
Kansas City Southern Industries	6,500	753,740	United States	2.6%

Transport Support Services
Grupo Aeroportuario Sureste ADR	1,350	253,246	Mexico	0.9%

		1,602,220		5.5%

Materials

Precious Metal Mining
Randgold Resources ADR	9,750	636,578	South Africa	2.2%

Specialty Chemicals
International Flavors & Fragrances	5,000	651,450	United States	2.2%

		1,288,028		4.4%

Technology

Application Software
Tencent Holdings ADR	36,000	1,553,040	China	5.3%

Communications Equipment
Samsung Electronics	16,500	717,266	South Korea	2.4%
Sercomm	266,000	467,612	Taiwan	1.6%
		1,184,878		4.0%

Computer Hardware & Storage
Advantech	90,000	612,829	Taiwan	2.1%

Electronics Components
Silergy	20,400	402,358	China³	1.4%

Semiconductor Manufacturing
Taiwan Semiconductor ADR	21,000	915,600	Taiwan	3.1%

		4,668,705		15.9%

Utilities

Integrated Utilities
AboitizPower	815,000	564,295	Philippines	1.9%

Power Generation
Manila Electric	80,000	558,582	Philippines	1.9%

Utility Networks
Enersis Americas ADR	10,000	74,200	Chili	0.2%
Hong Kong & China Gas	421,927	869,259	China³	3.0%
		943,459		3.2%

		2,066,336		7.0%

Total Common Stocks	10,565,019	24,133,245		82.2%

Warrants – 0.0%	Number of Shares	Market Value	Country¹	Percentage of Assets

Financials

Islamic Banking
BIMB Holdings Warrants²	80,000	4,477	Malaysia	0.0%[4]

		4,477		0.0%[4]

Total investments	(Cost = $20,930,637)	24,137,722		82.2%
Other assets (net of liabilities)		5,214,861		17.8%
Total net assets		$29,352,583		100.0%
¹ Country of domicile ² Non-income producing ³ Denotes a country of primary exposure [4] Less than 0.05% ADR: American Depository Receipt NVDR: Thai Non-Voting Depository

Amana Mutual Funds Trust, Participation Fund

Corporate Sukuk – 70.1%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Communications

Ooredoo Tamweel²	3.039% due 12/03/2018	$2,000,000	$1,998,848	Qatar	3.1%

			1,998,848		3.1%

Consumer Discretionary

Al Shindagha²	3.776% due 11/26/2019	2,650,000	2,643,879	United Arab Emirates	4.1%
Majid Al Futtaim²	4.50% due 11/03/2025	2,500,000	2,515,580	United Arab Emirates	3.9%

			5,159,459		8.0%

Energy

Petronas Global³	2.707% due 03/18/2020	750,000	741,814	Malaysia	1.2%

			741,814		1.2%

Financials

Dubai International Financial Centre²	4.325% due 11/12/2024	3,000,000	3,036,408	United Arab Emirates	4.7%
Dubai Islamic Bank²	2.921% due 06/03/2020	2,750,000	2,706,165	United Arab Emirates	4.2%
Emirates Islamic Bank²	3.542% due 05/31/2021	2,500,000	2,470,147	United Arab Emirates	3.8%
Emirates Madina Group²	4.564% due 06/18/2024	3,000,000	3,006,084	United Arab Emirates	4.7%
Exim Sukuk Malaysia²	2.874% due 02/19/2019	1,500,000	1,496,480	Malaysia	2.3%
Investment Corporation of Dubai²	3.508% due 05/21/2020	2,500,000	2,485,327	United Arab Emirates	3.8%
Noor²	2.788% due 04/28/2020	2,500,000	2,450,215	United Arab Emirates	3.8%
Qatar Islamic Bank²	2.754% due 10/27/2020	2,500,000	2,429,433	Qatar	3.7%
SIB Sukuk Co III²	3.084% due 09/08/2021	2,750,000	2,688,694	United Arab Emirates	4.2%
Sukuk Funding No3²	4.348% due 12/03/2018	1,000,000	1,002,200	United Arab Emirates	1.5%

			23,771,153		36.7%

Industrials

DP World Crescent²	3.908% due 05/31/2023	2,750,000	2,748,721	United Arab Emirates	4.2%
Jebel Ali Free Zone²	7.00% due 06/19/2019	2,500,000	2,569,500	United Arab Emirates	4.0%

			5,318,221		8.2%

Materials

Equate Sukuk Spc²	3.944% due 02/21/2024	3,000,000	2,962,992	United Arab Emirates	4.6%

			2,962,992		4.6%

Technology

Axiata²	4.357% due 03/24/2026	1,750,000	1,743,257	Malaysia	2.7%

			1,743,257		2.7%

Utilities

Saudi Electric Global³	4.00% due 04/08/2024	1,500,000	1,508,088	Saudi Arabia	2.3%
TNB Global Ventures Cap²	3.244% due 10/19/2026	2,290,000	2,121,151	Malaysia	3.3%

			3,629,239		5.6%

Total Corporate Sukuk		45,690,000	45,324,983		70.1%

Government Sukuk – 25.0%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Foreign Government Sukuk

China Beige Book International²	6.273% due 11/22/2018	1,750,000	1,750,105	Bahrain	2.7%
Department of Finance Dubai²	3.875% due 01/30/2023	2,250,000	2,252,047	United Arab Emirates	3.5%
Kingdom of Saudi Arabia²	3.628% due 04/20/2027	2,750,000	2,655,020	Saudi Arabia	4.1%
Oman Sovereign²	4.397% due 06/01/2024	2,000,000	1,907,402	Oman	2.9%
Perusahaan Penerbit SBSN III³	6.125% due 03/15/2019	500,000	507,400	Indonesia	0.8%
Perusahaan Penerbit SBSN²	4.55% due 03/29/2026	1,750,000	1,751,313	Indonesia	2.7%
Perusahaan Penerbit SBSN³	4.55% due 03/29/2026	250,000	250,188	Indonesia	0.4%
RAK Capital²	3.094% due 03/31/2025	1,500,000	1,410,000	United Arab Emirates	2.2%
Sharjah²	3.764% due 09/17/2024	1,500,000	1,487,162	United Arab Emirates	2.3%
State of Qatar²	3.241% due 01/18/2023	2,250,000	2,216,342	Qatar	3.4%

			16,186,979		25.0%

Total investments	(Cost = $62,799,232)		61,511,962		95.1%
Other assets (net of liabilities)			3,173,798		4.9%
Total net assets			$64,685,760		100.0%

¹ Country of risk

² Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August 31, 2018, the aggregate value of these securities was $58,504,473 representing 90.4% of net assets.

³ Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August 31, 2018, the net value of these securities was $3,007,489 representing 4.6% of net assets.

Notes to Schedule of Investments (unaudited)

1. Organization:

Amana Mutual Funds Trust (the "Trust") was organized as a Delaware Statutory Trust on March 11, 2013, and is the successor to Amana Mutual Funds Trust, an Indiana Business Trust organized on July 26, 1984, pursuant to a reorganization on July 19, 2013.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust's Board of Directors, Saturna Capital, the Trust's investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security's fair value.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized below.

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018, in valuing the Funds' investments carried at value:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total

Income Fund
Common Stocks¹	$1,358,757,760	$-	$-	$1,358,757,760
Total Assets	$1,358,757,760	$-	$-	$1,358,757,760

Growth Fund
Common Stocks¹	$1,842,649,618	$-	$-	$1,842,649,618
Total Assets	$1,842,649,618	$-	$-	$1,842,649,618

Developing World Fund
Common Stocks
Communications	$2,204,936	$611,109	-	$2,816,045
Consumer Discretionary	1,425,320	2,890,791	-	4,316,111
Consumer Staples	1,367,269	2,138,635	-	3,505,904
Financials	-	1,685,198	-	1,685,198
Health Care	-	2,184,698	-	2,184,698
Industrials	1,006,986	595,234	-	1,602,220
Materials	1,288,028	-	-	1,288,028
Technology	2,468,640	2,200,065	-	4,668,705
Utilities	74,200	1,992,136	-	2,066,336
Total Common Stocks	$9,835,379	$14,297,866	$-	$24,133,245
Warrants¹	$-	$4,477	$-	$4,477
Total Assets	$9,835,379	$14,302,343	$-	$24,137,722

Participation Fund
Corporate Sukuk¹	$-	$45,324,983	$-	$45,324,983
Government Sukuk¹	-	16,186,979	-	16,186,979
Total Assets	$-	$61,511,962	$-	$61,511,962
During the period ended August 31, 2018, no Fund had transfers between Level 1, Level 2, and Level 3. ¹ See the Schedule of Investments for additional details

3. Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During a previous fiscal period ended, the Funds held positions in rights offerings as a result of actions taken by the board of directors of the underlying companies. Rights offerings are issued to existing shareowners of companies and allow shareowners to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date. As a result of exercising certain rights offerings, the Funds received warrants. Holders of warrants have the right to purchase additional securities directly from the issuer at a set exercise price, prior to a stated expiration date.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of August 31, 2018, by risk category are as follows:

Developing World Fund
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Warrants	$4,477
	Total	$4,477

Statement of Operations effects realized

Developing World Fund
Derivatives not designated as hedging instruments	Realized Gain (Loss)	Changes in Unrealized Gain (Loss)
Warrants	$-	$256
Total	$-	$256

4. Federal Income Taxes:

The cost basis of investments for federal income tax purposes at August 31, 2018, were as follows:

	Income Fund	Growth Fund
Cost of investments	$522,366,256	$489,723,139
Gross unrealized appreciation	838,911,230	1,352,926,479
Gross unrealized depreciation	2,519,726	-
Net unrealized appreciation	$836,391,504	$1,352,926,479

	Developing World Fund	Participation Fund
Cost of investments	$20,930,637	$62,799,232
Gross unrealized appreciation	5,722,306	12,360
Gross unrealized depreciation	2,515,221	1,299,630
Net unrealized appreciation	$3,207,085	$(1,287,270)

5. Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Funds' financial statements.

Item 2. Controls and Procedures

  An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures were effective.
  The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President and Chief Executive Officer

Date: October 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President and Chief Executive Officer

Date: October 30, 2018

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Chief Financial Officer

Date: October 30, 2018

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